Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 90,852	$ 9,497
Allowance for expected credit loss	(10,265)	(7,299)
Accounts receivable, net	$ 80,587	$ 2,198